FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number               811-21577

Exact Name of registrant as                      Alpha Hedge Fund, Inc.
      Specified in charter

Address of principal executive office            8150 N. Central Expwy
								 Suite #101
                                                 Dallas, Texas 75206

Name and address of agent for service            Laura S. Adams
                                                 8150 N. Central Expwy
         Suite #101
                                                 Dallas, Texas 75206

Registrants telephone number, inc. area code     214-360-7418

Date of fiscal year end:                         12/31

Date of reporting period:                        09/30/06



























Item 1.  Schedule of Investments

ALPHA HEDGE FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

COMMON STOCKS ? 90.54%

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Consumer Discretionary ? 38.17%
   American Eagle Outfitters               3800         166,554
   Gap, Inc.                               4500          85,275
   Liz Claiborne                           2200          86,922
   RadioShack                              3450          66,585
                                                        -------
                                                        405,336
Consumer Staples ? 32.49%
   Deluxe Corp                             2500          42,750
   Gannett Co.                             1300          73,879
   H&R Block                               3100          67,394
   UST Inc                                 2100         115,143
   Valassis Communications                 2600          45,890
                                                        -------
                                                        345,056
Healthcare/Pharmaceutical ? 10.15%
   Pfizer                                  3800         107,768
                                                        -------
                                                        107,768
Technology/Telecom ? 9.74%
   Cisco Systems                           4500      $  103,410
                                                        -------
                                                        103,410
          -------
Total Common Stocks  (cost $861,973)			  961,570


PUT OPTIONS ON COMMON STOCKS ? 8.69%

DESCRIPTION                              Contracts	 MARKET VALUE
-----------                              ---------     ------------
   SPDR Trust 140          Puts exp. 1/07  (a)130        92,300
   							---------
   Total Put options (cost $140,591)       		   92,300

(a)	non-income producing securities

TOTAL OPTIONS     (cost $140,591)				   92,300







-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2006


SHORT-TERM INVESTMENTS ? 0.77%
   Cash Less Debits                      8,155            8,155
                                                       --------
   Total short-term investments   (cost $ 8,155)          8,155
                                                       --------

Total investment securities-100.00%(cost $1,010,719)  1,062,025

                                                       --------

Net assets - 100.00%                                $ 1,062,025
                                                   ============




































THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases or Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2006 were $279,525 and $275,971, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $48,291, of which $191,133 related to unrealized appreciation of securities and ($142,842) related to unrealized depreciation of securities. The cost of investments at September 30, 2006 for Federal Income tax purposes was $1,002,564, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Alpha Hedge Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/06/2006






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Alpha Hedge Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/06/2006